Document and Entity Information	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	Nisun International Enterprise Development Group Co., Ltd
Entity Central Index Key	0001603993
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020